PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment were comprised of the following at:

	September 30, 2022	December 31, 2021
Property and Equipment	$1,354,824	$1,354,824
Leasehold Improvements	75,436	75,436
Accumulated Depreciation	(1,410,894)	(1,397,244)
Net Fixed Assets	$19,366	$33,016

Property and equipment were comprised of the following at:

	December 31, 2021	December 31, 2020
Property and Equipment	$1,354,824	$1,350,794
Leasehold Improvents	75,436	75,436
Accumulated Depreciation	(1,397,244)	(1,372,798)
Net Fixed Assets	$33,016	$53,432